Shareholder Report, Holdings (Details) - C000092548 [Member]	Mar. 31, 2026
S And P 500 Index Options Exercise Price 5 500 00 Expiration Date 4 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 4 17 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S And P 500 Index Options Exercise Price 5 100 00 Expiration Date 6 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
S And P 500 Index Options Exercise Price 6 000 00 Expiration Date 4 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S And P 500 Index Options Exercise Price 6 700 00 Expiration Date 4 17 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S And P 500 Index Options Exercise Price 6 500 00 Expiration Date 6 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S And P 500 Index Options Exercise Price 6 700 00 Expiration Date 4 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
State Street SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Vanguard S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%